UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-4519

T. Rowe Price Capital Appreciation Fund

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

Item 1. Schedule of Investments

Capital Appreciation Fund	March 31, 2010

T. ROWE PRICE CAPITAL APPRECIATION FUND

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares/$ Par	Value
COMMON STOCKS 64.4%		
CONSUMER DISCRETIONARY 8.9%		
Hotels, Restaurants & Leisure 0.8%		
McDonald's (1)	1,120,200	74,740
		74,740
Household Durables 0.1%		
Fortune Brands	157,400	7,635
		7,635
Leisure Equipment & Products 0.3%		
Hasbro	897,913	34,372
		34,372
Media 3.9%		
Cablevision, Class A	3,005,661	72,556
Discovery Communications, Class C (2)	655,900	19,290
Madison Square Garden, Class A (2)	1,406,750	30,569
Time Warner	8,529,545	266,719
		389,134
Multiline Retail 0.4%		
Dollar General (2)	1,540,104	38,888
		38,888
Specialty Retail 3.4%		
AutoZone (2)	624,141	108,032
Lowe's	7,625,200	184,835
Sherwin-Williams (1)	674,580	45,656
		338,523
Total Consumer Discretionary		883,292

CONSUMER STAPLES 8.9%		
Beverages 1.6%		
PepsiCo (1)	2,388,600	158,030
		158,030
Food & Staples Retailing 1.2%		
CVS Caremark (1)	2,033,011	74,327
Wal-Mart	871,553	48,458
		122,785
Food Products 2.9%		
Campbell Soup	2,068,037	73,105
General Mills	983,309	69,609
Kellogg	2,721,824	145,427
		288,141
Household Products 1.7%		
Clorox (1)	755,400	48,451
Procter & Gamble (1)	1,932,398	122,263
		170,714
Tobacco 1.5%		
Altria Group (1)	1,415,900	29,054
Philip Morris International	2,372,200	123,734
		152,788
Total Consumer Staples		892,458
ENERGY 6.0%		
Oil, Gas & Consumable Fuels 6.0%		
CNX Gas (2)	2,586,616	98,421
ExxonMobil (1)	2,825,106	189,226
Hess	485,900	30,393
Japan Petroleum Exploration (JPY)	385,500	19,545

Murphy Oil	686,892	38,596
Spectra Energy	3,191,800	71,911
Williams Companies	6,434,383	148,634
Total Energy		596,726
FINANCIALS 11.3%		
Capital Markets 1.8%		
Ameriprise Financial	1,963,100	89,046
State Street	1,962,340	88,580
		177,626
Commercial Banks 1.9%		
Wells Fargo	6,027,813	187,586
		187,586
Diversified Financial Services 4.0%		
Bank of America (1)	12,539,594	223,832
JPMorgan Chase	4,025,966	180,162
		403,994
Insurance 3.3%		
Aon	4,079,988	174,256
MetLife	1,942,153	84,173
White Mountains Insurance	190,374	67,583
		326,012
Real Estate Management & Development 0.3%		
St. Joe (2)	987,806	31,955
		31,955
Total Financials		1,127,173
HEALTH CARE 10.5%		
Health Care Equipment & Supplies 4.8%		
Baxter International	708,878	41,257

Becton, Dickinson & Company	360,461	28,379
C.R. Bard (1)	1,230,642	106,598
CareFusion (1)(2)	2,734,346	72,269
Covidien	4,139,265	208,122
Stryker (1)	278,236	15,921
		472,546
Health Care Providers & Services 1.5%		
Cardinal Health (1)	1,094,045	39,418
Henry Schein (2)	1,822,845	107,366
		146,784
Life Sciences Tools & Services 1.4%		
Thermo Fisher Scientific (2)	2,740,605	140,977
		140,977
Pharmaceuticals 2.8%		
Johnson & Johnson (1)	469,700	30,624
Merck (1)	1,527,700	57,060
Pfizer (1)	11,338,268	194,451
		282,135
Total Health Care		1,042,442
INDUSTRIALS & BUSINESS SERVICES 7.5%		
Aerospace & Defense 3.3%		
Goodrich (1)	1,092,100	77,015
Lockheed Martin	776,500	64,621
Northrop Grumman	1,240,800	81,359
United Technologies	1,440,132	106,008
		329,003
Commercial Services & Supplies 0.1%		
Republic Services	434,900	12,621
		12,621

PG&E (1)	273,990	11,623
		122,500
Total Utilities		322,304
Total Miscellaneous Common Stocks 2.2% (3)		218,670
Total Common Stocks (Cost $5,120,958)		6,417,645
PREFERRED STOCKS 0.1%		
CONSUMER STAPLES 0.1%		
Food Processing 0.1%		
H.J. Heinz Finance (4)	110	11,608
Total Preferred Stocks (Cost $9,516)		11,608
CONVERTIBLE PREFERRED STOCKS 1.6%		
CONSUMER DISCRETIONARY 0.4%		
Household Durables 0.4%		
Newell Rubbermaid	895,400	36,264
Total Consumer Discretionary		36,264
ENERGY 0.0%		
Oil, Gas & Consumable Fuels 0.0%		
Goodrich Petroleum	39,657	1,340
Total Energy		1,340
FINANCIALS 1.0%		
Capital Markets 0.5%		
Affiliated Managers Group Capital Trust I	1,125,900	45,738
		45,738

Insurance 0.5%		
Aspen Insurance	959,700	53,743
		53,743
Thrifts & Mortgage Finance 0.0%		
Fannie Mae (2)(6)	473	1,632
		1,632
Total Financials		101,113
TELECOMMUNICATION SERVICES 0.2%		
Wireless Telecommunication Services 0.2%		
Crown Castle	435,651	25,959
Total Telecommunication Services		25,959
Total Convertible Preferred Stocks (Cost $208,959)		164,676
CONVERTIBLE BONDS 6.6%		
Actuant, 2.00%, 11/15/23	2,000,000	2,167
Goodrich Petroleum, 3.25%, 12/1/26	1,618,000	1,522
Group 1 Automotive, 3.00%, 3/15/20 (4)	6,311,000	6,273
Group 1 Automotive, VR, 2.25%, 6/15/36	44,049,000	36,627
Host Hotels & Resorts, 2.625%, 4/15/27 (4)	42,723,000	41,651
JDS Uniphase, 1.00%, 5/15/26	38,665,000	35,187
Liberty Media, VR, 3.125%, 3/30/23	31,916,000	34,047
Lifepoint Hospitals, 3.25%, 8/15/25	26,028,000	25,529
Linear Technology, 3.00%, 5/1/27	66,979,000	64,890
Lucent Technologies, VR, 2.875%, 6/15/25	26,846,000	23,316
Millipore, 3.75%, 6/1/26	55,309,000	69,354
Newmont Mining, 1.25%, 7/15/14	7,801,000	10,051
Newmont Mining, 1.625%, 7/15/17	21,648,000	27,912

Newport, 2.50%, 2/15/12	28,293,000	26,955
Oil States International, 2.375%, 7/1/25	34,697,000	52,684
Peabody Energy, 4.75%, 12/15/66	76,460,000	82,890
SBA Communications, 1.875%, 5/1/13	6,798,000	7,308
Sunpower, 4.75%, 4/15/14	6,775,000	6,531
U.S. Steel, 4.00%, 5/15/14	8,794,000	18,551
Valeant Pharmaceuticals, 4.00%, 11/15/13	10,916,000	15,480
VeriSign, 3.25%, 8/15/37	8,686,000	7,762
Xilinx, 3.125%, 3/15/37	61,130,000	57,088
Total Convertible Bonds (Cost $562,222)		653,775

CORPORATE BONDS 7.5%

Airgas, 2.85%, 10/1/13	28,695,000	28,646
American Airlines, 10.375%, 7/2/19	3,168,025	3,659
Anadarko Petroleum, 8.70%, 3/15/19	3,180,000	3,926
Anheuser-Busch InBev, VR, 1.015%, 3/26/13 (4)	31,890,000	31,916
AOL Time Warner, 6.875%, 5/1/12	17,837,000	19,609
Atmos Energy, 8.50%, 3/15/19	3,195,000	3,920
Ball, 7.375%, 9/1/19	3,460,000	3,642
Beckman Coulter, 7.00%, 6/1/19	3,185,000	3,577
Black Hills, 9.00%, 5/15/14	2,545,000	2,930
Brocade Communications, 6.625%, 1/15/18 (4)	6,400,000	6,496
Brocade Communications, 6.875%, 1/15/20 (4)	1,550,000	1,581
Buckeye Partners, 5.50%, 8/15/19	7,355,000	7,471
Calpine Construction Finance, 8.00%, 6/1/16 (4)	21,375,000	21,856
CareFusion, 6.375%, 8/1/19	6,385,000	6,981
CC Holdings, 7.75%, 5/1/17 (4)	25,350,000	27,251
CMS Energy, 6.25%, 2/1/20	1,280,000	1,261
ConocoPhillips, 6.50%, 2/1/39	6,300,000	7,011

CONSOL Energy, 8.00%, 4/1/17 (4)	31,100,000	31,994
Continental Airlines, 9.00%, 7/8/16	7,176,934	7,859
Crown Castle International, 9.00%, 1/15/15	21,650,000	23,436
CSC Holdings, 7.625%, 4/1/11	15,210,000	15,913
Delta Air Lines, 7.75%, 12/17/19	6,360,000	6,789
Devon Energy, 6.30%, 1/15/19	4,070,000	4,539
DirecTV Holdings, 5.875%, 10/1/19 (4)	2,280,000	2,380
Dollar General, 10.625%, 7/15/15	25,600,000	28,032
Dominion Resources, 5.20%, 8/15/19	3,670,000	3,756
Echostar DBS, 6.625%, 10/1/14	12,725,000	12,820
Forest Oil, 8.50%, 2/15/14	9,575,000	10,150
Fortune Brands, 5.125%, 1/15/11	6,730,000	6,928
Freeport McMoRan Copper & Gold, VR, 3.881%, 4/1/15	47,885,000	48,364
Georgia Pacific, 8.25%, 5/1/16 (4)	5,900,000	6,416
Gulfstream Natural Gas, 6.95%, 6/1/16 (4)	3,660,000	4,129
Harris Corporation, 6.375%, 6/15/19	1,910,000	2,089
Hess, 8.125%, 2/15/19	6,365,000	7,757
Home Depot, 4.625%, 8/15/10	1,592,000	1,615
Home Depot, 5.40%, 3/1/16	15,834,000	17,094
Hyatt Hotels, 6.875%, 8/15/19 (4)	7,970,000	8,270
Janus Capital, 6.95%, 6/15/17	13,250,000	13,040
Johnson & Johnson, 5.95%, 8/15/37	12,000,000	13,000
Kansas Gas & Electric, 6.70%, 6/15/19 (4)	3,500,000	3,925
Kellogg, 4.45%, 5/30/16	10,835,000	11,434
Lamar Media, 9.75%, 4/1/14	25,935,000	28,399
Life Technologies, 3.375%, 3/1/13	6,120,000	6,155
Magellan Midstream Partners, 6.55%, 7/15/19	1,435,000	1,589
MGM Mirage, 9.00%, 3/15/20 (4)	4,250,000	4,356
MGM Mirage, 10.375%, 5/15/14 (4)	5,530,000	6,028

MGM Mirage, 13.00%, 11/15/13	5,530,000	6,442
Otter Tail, 9.00%, 12/15/16	6,605,000	6,836
Pacific Gas & Electric, VR, 1.204%, 6/10/10	6,300,000	6,309
Peabody Energy, 6.875%, 3/15/13	3,275,000	3,308
Petrohawk Energy, 10.50%, 8/1/14	2,900,000	3,201
Pride International, 8.50%, 6/15/19	4,460,000	5,040
Procter & Gamble, 5.50%, 2/1/34	5,735,000	5,769
Public Service Company of Colorado, 5.125%, 6/1/19	5,895,000	6,163
Questar Market Resources, 6.80%, 3/1/20	3,190,000	3,469
Quicksilver Resources, 11.75%, 1/1/16	8,775,000	10,047
Range Resources, 8.00%, 5/15/19	5,500,000	5,871
Roper Industries, 6.25%, 9/1/19	9,950,000	10,504
SBA Telecommunications, 8.00%, 8/15/16 (4)	2,150,000	2,284
SBA Telecommunications, 8.25%, 8/15/19 (4)	1,600,000	1,724
Shell International Finance, 6.375%, 12/15/38	9,400,000	10,294
Silgan Holdings, 7.25%, 8/15/16	2,975,000	3,087
Sirius XM Radio, 9.75%, 9/1/15 (4)	6,125,000	6,615
Southeast Supply Header, 4.85%, 8/15/14 (4)	3,144,000	3,234
Spectra Energy Capital, 5.65%, 3/1/20	3,315,000	3,421
Sprint Capital, 6.90%, 5/1/19	2,200,000	2,019
Sprint Capital, 8.375%, 3/15/12	20,025,000	20,826
Starwood Hotels & Resorts Worldwide, 7.875%, 10/15/14	9,550,000	10,357
Teck Cominco Limited, 10.75%, 5/15/19	7,600,000	9,348
TECO Finance, 7.00%, 5/1/12	5,189,000	5,714
Tennessee Gas Pipeline, 8.00%, 2/1/16	4,000,000	4,609
Tyco Electronics, 6.00%, 10/1/12	12,730,000	13,707
Tyco Electronics, 6.55%, 10/1/17	6,652,000	7,305
United Auto Group, 7.75%, 12/15/16	16,950,000	16,314
Verizon Wireless, 3.75%, 5/20/11	4,460,000	4,601

Virginia Electric & Power, 6.00%, 1/15/36	7,125,000	7,297
Williams Partners, 3.80%, 2/15/15 (4)	3,180,000	3,174
XM Satellite Radio, 11.25%, 6/15/13 (4)	8,475,000	9,174
XTO Energy, 6.50%, 12/15/18	2,776,000	3,197
XTO Energy, 6.75%, 8/1/37	6,390,000	7,494
Total Corporate Bonds (Cost $704,771)		748,743
BANK DEBT 5.2% (5)		
Butler Schein Animal Health, VR, 5.50%, 12/31/15	4,488,750	4,522
Cedar Fair, VR, 5.25%, 2/10/16 (10)	13,775,000	13,784
Charter Communications, VR, 2.752%, 9/6/14	2,250,000	2,058
Charter Communications, VR, 7.25%, 3/6/14	8,931,818	9,137
Charter Communications Operating, VR, 2.305%, 3/5/14	33,082,295	31,879
CSC Holdings, VR, 1.236%, 2/24/12	10,840,596	10,624
CSC Holdings, VR, 1.98%, 3/30/16	28,865,771	28,849
Discovery Communications, VR, 2.283%, 5/14/14	7,632,278	7,614
Discovery Communications, VR, 5.25%, 5/14/14	16,087,500	16,208
Dollar General, VR, 2.998%, 7/7/14	2,788,453	2,756
Federal Mogul, VR, 2.171%, 6/27/15	28,372,315	26,184
Federal-Mogul, VR, 2.176%, 12/27/15	6,483,418	5,983
First Data, VR, 3.00%, 9/24/14	34,075,255	30,147
First Data, VR, 3.032%, 9/24/14	57,786,778	51,069
Georgia-Pacific, VR, 2.26%, 12/21/12	38,549,038	38,733
Georgia-Pacific, VR, 2.29%, 12/20/10	2,474,771	2,465
Georgia-Pacific, VR, 3.51%, 12/23/14	26,816,563	26,642
HCA, VR, 1.79%, 11/17/12	36,098,007	34,970
Intelsat, VR, 2.728%, 1/3/14	10,469,444	10,180
MGM Mirage, VR, 6.00%, 10/31/11	18,620,685	18,104
Nalco, VR, 1.998%, 5/1/16	3,117,188	3,104
Nuveen Investments, VR, 3.291%, 11/13/14	5,904,665	5,405
Pinnacle Foods, VR, 2.979%, 4/2/14	16,185,063	15,700
Pinnacle Foods, VR, 7.50%, 4/2/14	6,000,000	6,054

Rexnord, VR, 2.791%, 7/19/13	12,934,735	12,331
Reynolds Group, VR, 6.25%, 11/5/15	14,906,250	15,043
Rite Aid, VR, 1.99%, 6/4/14	15,172,589	13,748
TWCC, VR, 5.00%, 9/14/15	9,350,821	9,450
Universal City Development Partners, VR, 6.50%, 10/20/14	8,977,500	9,056
W.M. Wrigley, VR, 3.004%, 12/11/12	19,353,750	19,470
W.M. Wrigley, VR, 3.254%, 12/11/14	19,336,544	19,449
Warner Chilcott, VR, 5.50%, 10/30/14	6,581,250	6,587
Warner Chilcott, VR, 5.70%, 4/30/15	8,126,667	8,139
Total Bank Debt (Cost $497,042)		515,444
BOND MUTUAL FUNDS 2.5%		
T. Rowe Price Institutional Floating Rate Fund, 5.05% (7)(8)	24,053,280	245,825
Total Bond Mutual Funds (Cost $237,551)		245,825
SHORT-TERM INVESTMENTS 11.7%		
Money Market Funds 11.7%		
T. Rowe Price Reserve Investment Fund, 0.25% (7)(9)	1,170,563,310	1,170,563
Total Short-Term Investments (Cost $1,170,563)		1,170,563
Total Investments in Securities		
99.6% of Net Assets (Cost $8,511,582)		**$ 9,928,279**

‡ Denominated in U.S. dollars unless otherwise noted.

(1) All or a portion of this security is pledged to cover written call options at March 31, 2010.

(2) Non-income producing

(3) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.

(4) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $242,335 and represents 2.4% of net assets.

(5) Bank debt positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects their weighted average rate.

(6) The issuer currently operates under a federal conservatorship; however its securities are neither issued nore guaranteed by the U.S. government.
(7) Affiliated Companies
(8) SEC 30-day yield
(9) Seven-day yield
(10) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitments at March 31, 2010, were $32,000 and were valued at $0 (0.0% of net assets).
ADR American Depository Receipts
JPY Japanese Yen
VR Variable Rate; rate shown is effective rate at period-end.

OPTIONS WRITTEN (0.5)%

Altria Group, Call, 1/22/11 @ $20.00 (2)	(1,415,900)	(1,742)
American Electric Power, Call, 1/22/11 @ $35.00 (2)	(1,000,900)	(1,451)
AT&T, Call, 1/22/11 @ $25.00 (2)	(921,300)	(1,594)
Bank of America, Call, 1/22/11 @ $17.50 (2)	(1,426,000)	(3,472)
C.R. Bard, Call, 7/17/10 @ $90.00 (2)	(788,100)	(1,694)
Cardinal Health, Call, 1/22/11 @ $35.00 (2)	(415,400)	(1,371)
Cardinal Health, Call, 1/22/11 @ $40.00 (2)	(553,800)	(692)
Carefusion, Call, 9/18/10 @ $27.50 (2)	(653,800)	(964)
Clorox, Call, 1/22/11 @ $65.00 (2)	(755,400)	(2,285)
CVS Caremark, Call, 1/22/11 @ $35.00 (2)	(415,500)	(1,724)
CVS Caremark, Call, 1/22/11 @ $40.00 (2)	(691,600)	(1,252)
Exxon Mobil, Call, 1/22/11 @ $75.00 (2)	(2,224,900)	(3,727)
Exxon Mobil, Call, 1/22/11 @ $80.00 (2)	(600,200)	(495)
Goodrich, Call, 1/16/10 @ $70.00 (2)	(1,092,100)	(7,208)
Johnson & Johnson, Call, 1/22/11 @ $70.00 (2)	(469,700)	(571)
McDonald's, Call, 1/22/11 @ $70.00 (2)	(1,120,200)	(2,576)
Merck, Call, 1/22/11 @ $45.00 (2)	(1,527,700)	(1,016)
PepsiCo, Call, 1/22/11 @ $70.00 (2)	(1,504,200)	(3,294)
Pfizer, Call, 1/22/11 @ $20.00 (2)	(11,184,300)	(4,642)
PG&E, Call, 6/19/10 @ $45.00 (2)	(273,900)	(89)

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Capital Appreciation Fund
Unaudited

NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Capital Appreciation Fund (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks long-term capital appreciation by investing primarily in common stocks. It may also hold fixed-income and other securities to help preserve principal value.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale of the securities.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Pronouncement
On January 1, 2010, the fund adopted new accounting guidance that requires enhanced disclosures about fair value measurements in the financial statements. Adoption of this guidance had no impact on the fund’s net assets or results of operations.

NOTE 2 - VALUATION

The fund’s investments are reported at fair value as defined under GAAP. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the OTC market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Purchased and written options are valued at the mean of the closing bid and asked prices.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Trustees.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Valuation Inputs
Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices, because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the fund’s investments, based on the inputs used to determine their values on March 31, 2010:

NOTE 3 - DERIVATIVE INSTRUMENTS

The fund may invest in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. Investments in derivatives can magnify returns positively or negatively; however, the fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover the settlement obligations under its open derivative contracts.

The fund values its derivatives at fair value, as described below and in Note 2, and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges.

Counterparty risk related to exchange-traded derivatives, including futures and options contracts, is minimal because the exchange’s clearinghouse provides protection against defaults. Additionally, for exchange-traded derivatives, each broker in its sole discretion may change margin requirements applicable to the fund.

Options
The fund may use options to manage exposure to interest rates, security prices, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; and/or to adjust credit exposure. Call and put options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a security and/or currency at a specified exercise price at any time during the period of the option. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange; movements in underlying security values and/or currency values; and for written options, potential losses in excess of the fund’s initial investment. Options are included in net assets at fair value.

NOTE 4 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Bank Loans
 The fund may invest in bank loans, which represent interests in amounts owed by various borrowers to lenders or lending syndicates. A bank or other financial institution (lender) typically acts as agent for all holders and administers the bank loan in accordance with the credit agreement. Investments in bank loans may be in the form of loan assignments or loan participations. A loan assignment transfers direct ownership of all or a portion of specified third-party loans from the lender to the fund. Although loan assignments continue to be administered by the lender, the fund acquires direct rights against the borrower. In contrast, a loan participation generally entitles the fund to receive payments of principal, interest, and any fees that the lender is entitled to receive from the borrower; however, the lender continues to own and administer the loan. As a result, with loan participations, the fund generally has no right to enforce compliance with the terms of the credit agreement with the borrower and the fund is subject to the credit risk of both the borrower and the lender. A portion of the fund’s bank loans may require additional principal to be funded at the borrowers’ discretion at a later date (unfunded commitments). The fund reflects both the funded bank loan as well as any unfunded commitment in the Portfolio of Investments. At March 31, 2010, the total value of all unfunded commitments was $0.

NOTE 5 - FEDERAL INCOME TAXES

At March 31, 2010, the cost of investments for federal income tax purposes was $8,511,582,000. Net unrealized gain aggregated $1,422,037,000 at period-end, of which $1,507,908,000 related to appreciated investments and $85,871,000 related to depreciated investments.

NOTE 6 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

The fund may also invest in certain T. Rowe Price institutional funds (underlying institutional funds) as a means of gaining efficient and cost-effective exposure to certain markets. The underlying institutional funds are open-end management investment companies managed by Price Associates and/or T. Rowe Price International, Inc. (collectively, Price managers), and are considered affiliates of the fund. Each underlying institutional fund pays an all-inclusive management and administrative fee to its Price manager. To ensure that the fund does not incur duplicate fees, each Price manager has agreed to permanently waive a portion of its management fee charged to the fund, in an amount sufficient to fully offset the fees paid by the underlying institutional funds related to fund assets invested therein.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Capital Appreciation Fund

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 20, 2010

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	May 20, 2010